May 01, 2019
SGI Global Equity Fund

The RBB Fund, Inc.

Summit Global Investments Global Low Volatility Fund (the “Fund”)

Class I Shares (SGLIX)

Class A Shares (SGLAX)

Class C Shares (SGLOX)

Supplement dated May 1, 2019

to the Prospectus and Statement of Additional Information (“SAI”),

each dated December 31, 2018

Effective as of May 1, 2019, the Board of Directors of The RBB Fund, Inc. has approved certain changes relating to the Fund, as indicated below.

1.	Change in the Name of the Fund

The name of the Fund will be changed to the SGI Global Equity Fund. All references in the Fund’s Prospectus and SAI to “Summit Global Investments Global Low Volatility Fund” are hereby deleted and replaced with “SGI Global Equity Fund.”

2.	Addition of Non-Fundamental Fund Policy Relating to Equity Investments

The following sentence is hereby added as the first sentence of the first paragraph of the section entitled “Summary Section – Global Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus:

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities.

The first sentence of the second paragraph of the section entitled “Summary Section – Global Low Volatility Fund – Principal Investment Strategies” in the Fund’s Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund's investments in equity securities include, without limitation, common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock.

Please retain this supplement for future reference.